UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22517

Corbin Multi-Strategy Fund, LLC

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.(a) REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Corbin Multi-Strategy Fund, LLC

Financial Statements

For the Six Months Ended September 30, 2022
(Unaudited)

Corbin Multi-Strategy Fund, LLC

Table of Contents
For the Six Months Ended September 30, 2022

Schedule of Investments	2-4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7-8
Statement of Cash Flows	9
Financial Highlights	10-11
Notes to Financial Statements	12-25
Supplemental Information	26

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by the Fund’s private placement memorandum. Please read it carefully before investing.

Corbin Multi-Strategy Fund, LLC

Schedule of Investments (Unaudited)

September 30, 2022

Strategy	Investments	Original Acquisition Date	Shares	Cost	Fair Value
Investments in Investment Funds — 58.88%[1]
Asset-Backed Securities — 8.39%
	East Lodge Capital Credit Opportunities Fund, LP	10/1/2019	1,173	$190,853	$204,237
	East Lodge Capital Credit Opportunities Fund, Ltd.	3/1/2015	250	277,084	330,717
	Perella Weinberg Partners Asset Based Value Offshore Fund, LP2	3/1/2015	—	810,727	720,867
	Serengeti Lycaon Overseas, Ltd.	3/1/2015	1,565	937,589	1,317,122
	VPC Offshore Unleveraged Private Debt Fund Feeder, LP2	10/1/2016	—	34,118	86,873
				2,250,371	2,659,816
Equity Special Situations — 13.19%
	Antara Capital Offshore Fund, Ltd.	11/1/2021	5,000	5,000,000	4,125,278
	Luxor Capital Partners Offshore Liquidating SPV, Ltd.	10/1/2016	32	43,604	16,375
	SGOF Liquidating Feeder, Ltd.	7/1/2020	30	29,599	41,359
				5,073,203	4,183,012
Event Driven/Distressed — 26.47%
	Centerbridge Credit Partners Offshore, Ltd.	10/1/2016	17	19,020	24,657
	Redwood Domestic Fund, LP2	10/1/2019	—	5,500,000	6,321,980
	Redwood Offshore Fund, Ltd.	3/1/2015	15,024	1,169,265	2,045,380
				6,688,285	8,392,017
Long/Short Equity — 10.83%
	Pelham Long/Short Small Cap Fund, Ltd.	10/1/2018	10,401	1,312,500	883,382
	Tal China Focus US Fund	1/1/2021	6,394	3,000,000	2,551,132
				4,312,500	3,434,514
Total Investments in Investment Funds				18,324,359	18,669,359
Investments in Securities 5.59%
Collateralized Loan Obligations — 3.89%
	Anchorage Credit Funding 2019-9A, Ltd.* (Estimated Yield: 21.8%; Maturity Date: 10/25/2037; Par Value: $680,000)			680,000	394,400
	Strata CLO I, Ltd.* (Interest Rate: 15.2% (3-Month USD Libor+708 basis points); Maturity Date: 1/15/2031; Par Value: $1,000,000)			970,000	838,313
				1,650,000	1,232,713

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Schedule of Investments (Unaudited)
September 30, 2022 (continued)

Strategy	Investments	Original Acquisition Date	Shares	Cost	Fair Value
Equity — 1.7%
	Third Point Offshore Investors Ltd.		26,964	$376,911	$539,280
				376,911	539,280

Total Investments in Securities				2,026,911	1,771,993

Total Investments (Cost $20,351,270) — 64.47%					20,441,352
Other assets in excess of liabilities — 35.53%					11,261,702
Net Assets — 100%					$31,703,054

*	Investment is income-producing.

[1]	All or portion of these securities are segregated as collateral for a Line of Credit. The total value of securities segregated as collateral was $18,669,359 as of September 30, 2022.

[2]	Investment does not issue shares.

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Schedule of Investments (Unaudited)
September 30, 2022 (continued)

Investments by Strategy (as a percentage of total investments)
Investment Funds
Long/Short Equity	16.80%
Event Driven/Distressed	41.06%
Asset-Backed Securities	13.01%
Equity Special Situations	20.46%
Total Investment Funds	91.33%
Investments in Securities
Equity	2.64%
Collateralized Loan Obligations	6.03%
Total Investments in Securities	8.67%
100.00%

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Statement of Assets and Liabilities (Unaudited)

September 30, 2022

Assets
Investments, at fair value (cost $20,351,270)	$20,441,352
Cash	7,665,215
Receivable for investments sold	3,337,036
Due from broker for swap contracts and written options contracts	318,902
Interest receivable	21,288
Prepaid expenses and other assets	35,547
Total Assets	31,819,340

Liabilities
Management Fee payable	35,346
Accounting and administration fees payable	11,832
Transfer agent fees payable	11,345
Custody fees payable	3,984
Investor Distribution and Servicing Fees payable (Class A)	2,658
Professional fees and other accrued expenses	51,121
Total Liabilities	116,286
Net Assets	$31,703,054

Composition of Net Assets:
Paid-in capital	$102,106,853
Total accumulated deficit	(70,403,799)
Net Assets	$31,703,054

Net Assets Attributable to:
Class A Shares	$1,638,399
Class I Shares	30,064,655
$31,703,054

Shares of Limited Liability Company Interest Outstanding (Unlimited Number of Shares Authorized):
Class A Shares	47,805
Class I Shares	715,257
763,062

Net Asset Value per Share:
Class A Shares	$34.27
Class I Shares	$42.03

*

Investments in Class A Shares of less than $500,000 are subject to a placement fee of 2.00%; investments in Class A Shares of $500,000 or more and less than $1,000,000 are subject to a placement fee of 1.00% and investments in Class A Shares of $1,000,000 or more are subject to a placement fee of 0.50% (in each case, the “Class A Share Placement Fee”).

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Statement of Operations (Unaudited)

For the Six Month Period Ended September 30, 2022

Investment Income
Interest income	$89,189
Total Income	89,189

Fund Expenses
Management Fee	180,112
Accounting and administration fees	79,687
Commitment fees	36,712
Professional fees	91,000
Transfer Agency fees	36,711
Board of Managers’ fees and expenses	42,992
Other operating expenses	18,596
Investor Distribution and Servicing Fee (Class A)	9,163
Custodian fees	9,186
Interest expense	4,732
Total Fund Expenses	508,891

Net Investment Loss	(419,702)

Net Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments
Net realized gain/(loss) on investments	16,567,818
Net realized gain/(loss) on written options	(188,081)
Net realized gain/(loss) on credit default swaps	(117,811)
Net change in unrealized appreciation/depreciation on investments	(19,949,526)
Net change in unrealized appreciation/depreciation on written options	(15,920)
Net change in unrealized appreciation/depreciation on credit default swaps	113,918
Net Realized Gain and Change in Unrealized Appreciation/Depreciation on Investments	(3,589,602)

Net Increase in Net Assets Resulting from Operations	$(4,009,304)

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022
Changes in Net Assets Resulting from Operations
Net investment income/(loss)	$(419,702)	$(704,694)
Net realized gain/(loss) on investments	16,261,926	10,366,533
Net change in unrealized appreciation/depreciation on investments	(19,851,528)	(4,697,012)
Net Change in Net Assets Resulting from Operations	(4,009,304)	4,964,827

Distributions to Investors
Class A	(1,987,365)	(506,436)
Class I	(30,012,635)	(8,076,607)
Net Change in Net Assets from Distributions to Investors	(32,000,000)	(8,583,043)

Change in Net Assets Resulting from Capital Transactions
Class A
Reinvested distributions	—	306,699
Shares tendered	—	(600,445)
Total Class A Transactions	—	(293,746)

Class I
Issuance of shares	—	575,000
Reinvested distributions	—	1,992,077
Shares tendered	—	(20,369,631)
Total Class I Transactions	—	(17,802,554)

Net Change in Net Assets Resulting from Capital Transactions	—	(18,096,300)

Total Net Increase/(Decrease) in Net Assets	(36,009,304)	(21,714,516)

Net Assets
Beginning of period	67,712,358	89,426,874
End of period	$31,703,054	$67,712,358

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Statements of Changes in Net Assets (continued)

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022
Shareholder Activity
Class A Shares
Reinvested distributions	—	3,820
Shares tendered	—	(7,346)
Net Change in Class A Shares Outstanding	—	(3,526)

Class I Shares
Issuance of shares	—	5,794
Reinvested distributions	—	22,471
Shares tendered	—	(213,890)
Net Change in Class I Shares Outstanding	—	(185,625)

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Statement of Cash Flows (Unaudited)

For the Six Month Period Ended September 30, 2022

Cash Flows From Operating Activities
Net decrease in net assets from operations	$(4,009,304)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(65,367)
Written options covered	(306,612)
Proceeds from sales of investments	35,302,890
Proceeds from written options	66,579
Proceeds from credit default swaps	(29,540)
Net realized gain on investments	(16,567,818)
Net realized gain on written options	188,081
Net realized loss on credit default swaps	117,811
Net change in unrealized appreciation/depreciation on investments	19,949,526
Net change in unrealized appreciation/depreciation on written options	15,920
Net change in unrealized appreciation/depreciation on credit default swaps	(115,597)
(Increase)/Decrease in Assets:
Decrease in receivable for investments sold	6,988,309
Increase in Interest receivable	(5,809)
Increase in prepaid expenses and other assets	(8,921)
Increase/(Decrease) in Liabilities:
Decrease in Management Fee payable	(49,648)
Increase in accounting and administration fees payable	40
Increase in custody fees payable	765
Decrease in transfer agent fees payable	(1,274)
Decrease in Investor Distribution and Servicing Fees payable	(3,912)
Decrease in Board of Managers’ fees	(1,383)
Decrease in other accrued expenses	(28,124)
Net Cash Provided by Operating Activities	41,436,612

Cash Flows from Financing Activities
Payments on loan facility	(3,000,000)
Distributions to investors, net of reinvestments of distributions	(32,000,000)
Payments for shares tendered, net of decrease in payable for tenders	(1,881,901)
Net Cash Used in Financing Activities	(36,881,901)

Net change in Cash and Restricted Cash	4,554,711
Cash and Restricted Cash - Beginning of Year	3,429,406
Cash and Restricted Cash - End of Period*	$7,984,117

Supplemental disclosure of non-cash activities and financiang activities
Cash paid for loan interest	$4,489
Reinvested dividends	$—

*	Cash and restricted cash include cash, cash held in escrow, and deposits held at broker, as outlined further on the Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Financial Highlights

Class A Shares

Per Share Data and Ratios for a Share of Limited Liability Company Interest Outstanding Throughout each period.

	Class A Shares
	For the Six Month Period Ended September 30, 2022 (Unaudited)		For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$80.71		$86.25	$73.76	$91.98	$93.79	$99.39
Activity from investment operations:(1)
Net investment loss	(0.66)		(1.36)	(1.64)	(1.81)	(1.87)	(2.02)
Net realized and unrealized gain/(loss) on investments	(4.21)		5.95	18.42	(7.12)	3.82	7.01
Total from investment operations	(4.87)		4.59	16.78	(8.93)	1.95	4.99

Distributions to investors
From net investment income	(41.57)		(10.13)	(4.29)	(9.29)	(3.76)	(10.59)
From net realized gains	—		—	—	—	—	—
Total distributions to investors	(41.57)		(10.13)	(4.29)	(9.29)	(3.76)	(10.59)

Net Asset Value per share, end of period	$34.27		$80.71	$86.25	$73.76	$91.98	$93.79

Net Assets, end of period (in thousands)	$1,638		$3,858	$4,427	$4,921	$7,046	$8,027

Ratios/Supplemental Data:(2)
Net investment loss	(2.43	)%(3)	(1.58)%	(1.98)%	(2.05)%	(2.04)%	(2.09)%

Gross Expenses (4)	2.81	%(3)	2.35%	2.47%	2.42%	2.51%	2.31%
Fund Management Fee waiver	—	(3)	0.00%	(0.04)%	—	—	—
Net Expenses (5)	2.81	%(3)	2.35%	2.43%	2.42%	2.51%	2.31%

Portfolio Turnover Rate	0.00	%(6)	6.98%	16.89%	32.73%	9.89%	1.49%
Total Return (7)	(7.46	)%(6)	5.38%	22.76%	(10.79)%	2.24%	5.19%

Senior Securities
Total borrowings (000’s omitted)	$—		$3,000	$7,000	$23,000	$— (9)	$— (9)
Asset coverage per $1,000 unit of senior indebtedness(8)	$—		$23,571	$13,775	$4,886	$— (9)	$— (9)

(1)	Based on average Shares outstanding throughout the period.
(2)	The expenses and net investment loss ratios do not include income or expenses of the Investment Funds in which the Fund invests.
(3)	Annualized for periods less than one full year.
(4)	Represents the ratio of expenses to average net assets absent Management Fee waivers, expense reimbursements and/or expense recoupment by the Adviser.
(5)

Through June 30, 2020, net expenses excluding non-reimbursable expenses were capped at 2.75% for Class A. Effective July 1, 2020 net expenses excluding non-reimbursable expenses are no longer capped for Class A. For the period from July 1, 2020 to December 31, 2020 the Adviser voluntarily agreed to implement a fee reduction of 10% on the Management Fee. Beginning September 1, 2022, the Adviser voluntarily waived the portion of the Management Fee that is payable by the Fund with respect to the Fund’s net assets held in cash.

(6)	Not annualized.
(7)

Total return based on per Share net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the year and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable placement fee and early withdrawal fees.

(8)

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(9)	Unaudited.

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Financial Highlights
Class I Shares

Per Share Data and Ratios for a Share of Limited Liability Company Interest Outstanding Throughout each period.

	Class I Shares
	For the Six Month Period Ended September 30, 2022 (Unaudited)		For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$89.27		$94.35	$80.33	$99.40	$100.37	$104.92
Activity from investment operations:(1)
Net investment income/(loss)	(0.54)		(0.81)	(1.15)	(1.31)	(1.34)	(1.49)
Net realized and unrealized gain/(loss) on investments	(4.74)		6.52	20.11	(7.77)	4.13	7.53
Total from investment operations	(5.28)		5.71	18.96	(9.08)	2.79	6.04

Distributions to investors
From net investment income	(41.96)		(10.79)	(4.94)	(9.99)	(3.76)	(10.59)
From net realized gains	—		—	—	—	—	—
Total distributions to investors	(41.96)		(10.79)	(4.94)	(9.99)	(3.76)	(10.59)

Net Asset Value per share, end of period	$42.03		$89.27	$94.35	$80.33	$99.40	$100.37

Net Assets, end of period (in thousands)	$30,065		$63,854	$85,000	$84,466	$125,156	$141,013

Ratios/Supplemental Data:(2)
Net investment income/(loss)	(1.73	)%(3)	(0.85)%	(1.26)%	(1.37)%	(1.36)%	(1.44)%

Gross Expenses (4)	2.10	%(3)	1.62%	1.75%	1.74%	1.84%	1.66%
Fund management fee waiver	0.00	%(3)	0.00%	(0.04)%	—	—	—
Net Expenses (5)	2.10	%(3)	1.62%	1.71%	1.74%	1.84%	1.66%

Portfolio Turnover Rate	0.00	%(6)	6.98%	16.89%	32.73%	9.89%	1.49%
Total Return (7)	(7.16	)%(6)	6.14%	23.62%	(10.19)%	2.93%	5.93%

Senior Securities
Total borrowings (000’s omitted)	$—		$3,000	$7,000	$23,000	$— (9)	$— (9)
Asset coverage per $1,000 unit of senior indebtedness(8)	$—		$23,571	$13,775	$4,886	$— (9)	$— (9)

(1)	Based on average Shares outstanding throughout the period.
(2)	The expenses and net investment loss ratios do not include income or expenses of the Investment Funds in which the Fund invests.
(3)	Annualized for periods less than one full year.
(4)	Represents the ratio of expenses to average net assets absent Management Fee waivers, expense reimbursements and/or expense recoupment by the Adviser.
(5)

Through June 30, 2020, net expenses excluding non-reimbursable expenses were capped at 2.00% for Class I. Effective July 1, 2020 net expenses excluding non-reimbursable expenses are no longer capped for Class I. Effective July 1, 2020 net expenses excluding non-reimbursable expenses are no longer capped for Class A. For the period from July 1, 2020 to December 31, 2020 the Adviser voluntarily agreed to implement a fee reduction of 10% on the Management Fee. Beginning September 1, 2022, the Adviser voluntarily waived the portion of the Management Fee that is payable by the Fund with respect to the Fund’s net assets held in cash.

(6)	Not annualized.
(7)

Total return based on per Share net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the year and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of early withdrawal fees.

(8)

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(9)	Unaudited.

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)

September 30, 2022

Note 1 – Organization

Corbin Multi-Strategy Fund, LLC (the “Fund”), is a Delaware limited liability company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end management investment company. Corbin Capital Partners, L.P. (the “Adviser”), a Delaware limited partnership, serves as the investment adviser to the Fund. Prior to July 1, 2019 the Fund was known as the GAI Corbin Multi-Strategy Fund, LLC and Wells Fargo Investment Institute, Inc. (the “Former Adviser”) served as the investment adviser to the Fund and the Adviser served as the sub-adviser to the Fund. The Fund has two separate classes of shares of limited liability company interest outstanding, Class A Shares and Class I Shares (“Shares”).

The Fund’s Board of Managers (the “Board”) provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

The Shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Board. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Members of a class that bears distribution and service expenses under the terms of the distribution plan have exclusive voting rights to that plan.

Plan of Liquidation

At a meeting held on March 8, 2022 and March 9, 2022, the Board approved a Plan of Liquidation (the “Plan”) for the Fund and determined to close and liquidate the Fund, as soon as practicable. This decision was made after careful consideration of the Fund’s current and future prospects. Following such approval by the Board, April 1, 2022 was established as the Plan’s effective date (the “Effective Date”). The Plan provides for the liquidation of the Fund and the pro rata distribution of available cash and cash equivalents of the Fund to its investors (“Members”). Accordingly, effective March 10, 2022, the Fund discontinued accepting orders for the purchase of Shares and ceased making tender offers for the repurchase of Shares. The Plan also provides that, subject to continued compliance with applicable rules and regulations, including Subchapter M of the Internal Revenue Code, the Fund shall from time to time make distributions to Members of its available cash resulting from the liquidation of the Fund’s portfolio securities.

As soon as possible after all of the Fund’s investments in portfolio securities are converted to cash, the Fund shall make to each Member of record on the Effective Date a final liquidating distribution equal to the Member’s proportionate net assets of the Fund and shall make available to each such Member information concerning the sources of the liquidating distribution. All outstanding Shares will be cancelled following the final liquidating distribution. Prior to that time, the net proceeds from the liquidation of portfolio securities will be invested in cash equivalent securities or held in cash and shall be distributed to Members, as described above. During this time, the Fund may hold more cash or cash equivalents than normal, which may prevent the Fund from meeting its stated investment objective. The Fund’s ability to convert its portfolio securities to cash is subject to the redemption restrictions of the underlying investment funds in which the Fund invests (“Investment Funds”) and to the Fund’s ability to sell portfolio securities that by their terms are not redeemable. As a result, the date of the Fund’s final liquidating distribution to Members is not knowable at this time. It is possible that it will take the Fund more than two years to convert all of its portfolio securities to cash, which could result in certain Fund distributions being taxable to both the Fund and its Members for Federal income tax purposes.

Investment Objective and Strategies

The investment objective of the Fund is to achieve a consistent return on capital, with limited correlation with equity market returns over a full market cycle, through investments in a diversified portfolio of securities and other financial instruments including, but not limited to, securities of United States (“U.S.”) and non-U.S. corporations and other entities, U.S. government securities, non-U.S. government securities, partnership interests, money-market instruments, derivatives on securities and other derivatives, commodity interests including futures contracts, options, options on futures, swaps, forward contracts, currencies and physical commodities, and other financial instruments. During the period from the Effective Date until the date on which the Fund makes its final liquidating distribution, the Fund may hold more cash or cash equivalents than normal, which may prevent the Fund from meeting its stated investment objective. The description below reflects the Fund’s investment strategies as of March 31, 2022.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2022 (continued)

Note 1 – Organization (continued)

The Fund pursues its investment objective principally by allocating its capital among various collective investment vehicles, commonly referred to as “hedge funds”. The Fund’s investments will consist primarily of Investment Funds across a range of strategies. The Fund may, in addition to investing in Investment Funds, also make investments directly, including, without limitation, for purposes of hedging certain exposures. Direct investments may be made by the Fund independently at the direction of the Adviser. Such direct investments may be made in any strategy or asset class in which the Fund may otherwise invest. The Fund may maintain a portion of its assets in cash, high quality fixed income securities, money market instruments, shares of money market funds, or overnight repurchase agreements. While there is no limit on the amount of the Fund’s assets that may be maintained in cash, the Adviser does not expect such amount to be substantial under normal market conditions and will generally maintain substantial amounts of cash only for defensive or temporary purposes, such as maintaining liquidity for distributions in connection with repurchases by the Fund. The Fund maintains a loan facility, the proceeds of which are used as working capital with the result of creating leverage. That leverage is used, among other things, to make investments and to manage timing mismatches between investments in and withdrawals from Investment Funds and investor cash flows. An investment in the Fund involves substantial risk and an investor may lose some or all of the amount invested. Many factors will affect the performance of the Investment Fund. There is no assurance that the Fund will achieve its objectives. Investment Funds will be managed by investment advisers or investment managers (collectively, “Investment Managers”) who are not affiliated with the Adviser.

The Fund may invest in Investment Funds that purchase and sell futures contracts and options on futures contracts or engage in swap transactions or may purchase and sell such instruments and engage in such transactions directly. The Adviser currently relies on the no-action relief afforded by Commodity Futures Trading Commission (“CFTC”) Staff Letter No. 12-38. Therefore, the Adviser will not be required to deliver a CFTC disclosure document to Members, nor will it be required to provide Members certified annual reports that satisfy the requirements of CFTC regulations generally applicable to registered Commodity Pool Operators. The Adviser is not registered as a “commodity trading advisor” with the CFTC, and the Fund is operated pursuant to CFTC Rule 4.14(a)(5). As of the date of these financial statements, there is no certainty that the Adviser or other parties will be able to rely on these exclusions and any other exemptions in the future. Additional CFTC regulation (or a choice to no longer use strategies that trigger additional regulation) may cause the Fund to change its investment strategies or to incur additional expenses.

Note 2 – Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States (“GAAP”). The accompanying financial statements of the Fund are stated in U.S. dollars. The Fund is considered to be an investment company in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“FASB ASC 946”), and is following the accounting and reporting guidance found within FASB ASC 946.

(a) Valuation of Investments

In December 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Board designated the Adviser as Fund’s valuation designee (in this capacity, the “Valuation Designee”) to perform fair value determinations and approved new valuation policies and procedures for the Fund (the “Valuation Procedures”).

Under the Valuation Procedures, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Valuation Designee, subject to the oversight of the Board. The Valuation Designee oversees the valuation of the Fund’s investments on behalf of the Fund. The fair values of equity securities are determined using last traded or closing prices as reported on the primary exchange where securities are traded and are generally categorized within Level 1 of the Fund’s fair value hierarchy. If no sales of such equity securities are reported on a particular day, the securities are generally valued based upon their closing bid prices. In any case where the Valuation Designee believes that (i) the agreed upon valuation

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2022 (continued)

Note 2 – Accounting Policies (continued)

methodology is not appropriate or (ii) market quotations for a security are unavailable, unreliable, or not reflective of the security’s fair value, the Valuation Designee reviews the valuation of the security. The Valuation Designee shall determine the fair value of the security by taking into account such factors deemed relevant.

The Fund values its investments in Investment Funds at fair value in accordance with procedures established in good faith by the Board using net asset value per share (“NAV”). The fair value of an Investment Fund ordinarily will be the NAV of that Investment Fund determined and reported by the Investment Fund in accordance with the valuation policies established by the Investment Fund and/or its Investment Manager, absent information indicating that such value does not represent the fair value of the interest. The Fund could reasonably expect to receive the NAV of its interests amount from the Investment Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In particular, FASB Topic 820, Fair Value Measurements (“FASB ASC 820”) permits a reporting entity to measure the fair value of an investment fund that does not have a readily determinable fair value based on the NAV per share, or its equivalent, of the investment fund as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investment and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment. A listing of each investment by the Fund by strategy can be found in the Schedule of Investments.

Due to the nature of the investments held by the Investment Funds, changes in market conditions and the economic environment may significantly impact the value of the Investment Funds and the fair value of the Fund’s interests in the Investment Funds. Under some circumstances, the Fund or the Valuation Designee may determine, based on other information available to the Fund or the Valuation Designee, that an Investment Fund’s reported valuation does not represent fair value. If it is determined that the Investment Fund’s reported valuation does not represent fair value, the Valuation Designee may choose to make adjustments to reflect the fair value. During the six months ended September 30, 2022, no such adjustments were deemed necessary by the Valuation Designee. In addition, the Fund may not have an Investment Fund’s reported valuation as of a particular fiscal period end. In such cases, the Fund would determine the fair value of such an Investment Fund based on any relevant information available at the time. The Board has established procedures for the valuation of investment securities other than securities of Investment Funds, if any, held directly by the Fund.

(b) Federal Income Taxes

The Fund elects to be treated as, and qualifies as, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required for the Fund.

In accounting for income taxes, the Fund follows the guidance in FASB ASC 740, Accounting for Uncertainty in Income Taxes. FASB ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no material uncertain tax positions requiring recognition in the Fund’s financial statements as of September 30, 2022.

Management has analyzed the Fund’s tax positions for all open tax years, which include the years ended October 31, 2018 through October 31, 2021, and has concluded that as of September 30, 2022, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Fund recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations.

The Fund utilizes a tax-year end of October 31 and the Fund’s income and federal excise tax returns and all financial records supporting the 2019, 2020 and 2021 returns are subject to examination by the federal and Delaware revenue authorities.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2022 (continued)

Note 2 – Accounting Policies (continued)

(c) Security Transactions and Investment Income

The Fund’s transactions are accounted for on a trade-date basis. Realized gains and losses on the Fund’s transactions are determined on a specific identification basis. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date. The Fund accounts for capital gain distributions from Investment Funds based on the nature of such distributions as determined by each underlying Investment Fund. Capital gain distributions received are recorded as capital gains as soon as this information is available to the Fund and its service providers.

The Fund will indirectly bear a portion of the Investment Funds’ income and expenses, including management fees and incentive fees charged by the Investment Funds. That income and those expenses are recorded in the Fund’s financial statements as change in unrealized appreciation/depreciation and not as income or expense on the Statement of Operations.

(d) Cash

The Fund maintains cash and cash held in escrow for shares tendered in an interest-bearing bank account, which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such account and does not believe it is exposed to any significant credit risk on such bank deposits. All interest income earned will be paid to the Fund.

(e) Foreign currency translation

Assets and liabilities denominated in a foreign currency are translated into the U.S. dollar equivalent using the spot foreign currency exchange rate in effect at the time of valuation. Purchases and sales of investments and revenues and expenses denominated in foreign currencies are translated at the spot foreign currency exchange rate in effect at the time of the transaction. The Fund does not isolate the portion of the results of operations that is due to the change in foreign currency translation from changes in the market price of investments held or sold during the period. Realized gains and losses from such translation are included in net realized gain/(loss) from investments on the Statement of Operations.

(f) Options purchased

When an option is purchased, an amount equal to the premium paid is recorded as an investment and is subsequently adjusted to the current fair value of the option purchased. Premiums paid for the purchase of options which expire unexercised are treated by the Fund on the expiration date as realized losses. If a purchased put option is exercised, the premium is subtracted from the proceeds of the sale of the underlying security or foreign currency in determining whether the Fund has realized a gain or loss. If a purchased call option is exercised, the premium increases the cost basis of the security or foreign currency purchased by the Fund. Options purchased on an exchange are standardized while options purchased over-the-counter (“OTC”) have counterparty risk associated with them.

(g) Options written

When an option is written, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from written options which expire unexercised are treated by the Fund as realized gains on the expiration date. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or foreign currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or foreign currency purchased by the Fund.

(h) Futures contracts

The Fund may purchase or sell futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Futures contracts are agreements between the Fund and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2022 (continued)

Note 2 – Accounting Policies (continued)

a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest or foreign currency exchange rates and the underlying assets.

(i) Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value at the time it was opened and the value at the time it was closed.

(j) Credit default swaps

The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Fund enters into credit default swaps to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign) or traded indices. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indices are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

(k) Valuation of derivatives

The fair value of purchased and written options can be determined using unadjusted quoted prices and are generally categorized within Level 1 of the Fund’s fair value hierarchy. Except as noted below, if no sales of such securities are reported on a particular day, securities are generally valued based upon their closing bid prices for purchased options, or their ask prices for written options. The fair value of written and purchased OTC currency options and credit default swaps can be determined by an independent pricing vendor deemed reliable by management using a pricing model. The pricing model does not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes. The Fund generally categorizes these derivatives within Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they would be categorized as Level 3 in the fair value hierarchy.

(l) Collateralized loan obligations

The Fund may invest in collateralized loan obligations (“CLOs”), which are a type of asset-backed security. The cash flows of the CLO can be split into multiple segments, called “tranches”, which will vary in risk profile and yield. The Fund values CLOs at the “bid” quotes provided by external pricing sources deemed reputable by management and therefore generally categorizes CLOs within Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they would be categorized as Level 3 in the fair value hierarchy.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2022 (continued)

Note 2 – Accounting Policies (continued)

(m) Distributions

Under normal circumstance, distributions will be paid at least annually in an amount representing substantially all of the net investment income and net capital gains, if any, earned each year. Each Member will automatically be a participant under the Fund’s Dividend Reinvestment Plan (“DRP”) and have all income dividends and/or capital gains distributions automatically reinvested in Shares. Election by a Member not to participate in the DRP and to receive all income distributions and/or capital gain distributions, if any, in cash may be made by providing notice to the Member’s broker or intermediary.

The Fund is currently operating pursuant to the Plan, as described in Note 1 above. The Plan provides for the liquidation of the Fund and the pro rata distribution of available cash and cash equivalents of the Fund to its Members. As soon as possible after all of the Fund’s investments in portfolio securities are converted to cash, the Fund shall make to each Member of record on the Effective Date a final liquidating distribution equal to the Member’s proportionate net assets of the Fund and shall make available to each such Member information concerning the sources of the liquidating distribution. All outstanding Shares will be canceled following the final liquidating distribution. It is possible that it will take the Fund more than two years from the Effective Date to convert all of its portfolio securities to cash, which could result in certain Fund distributions being taxable to both the Fund and its Members for Federal income tax purposes. The Fund declared a liquidating distribution that was paid on August 12, 2022, to Members of record as of the Effective Date in the amount of $41.57 per Class A share and $41.96 per Class I shares. The Fund’s liquidating distribution totals can be found on the Statements of Changes in Net Assets.

Distributions to Members from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from GAAP. The timing and character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

(n) Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date reported in the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates and the differences could be material.

(o) Fund Expenses

The Fund bears all expenses incurred in its business and operations and records them on an accrual basis. Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses. Operating expenses also include: (1) certain investment related expenses, (2) interest and commitment expense on any borrowings, if any; and (3) all costs, and expenses associated with the registration of the Fund and/or its securities under, and in compliance with, any applicable federal and state laws.

(p) Due from broker

Due from broker includes cash balances held with the broker and receivables from initial margin related to the Fund’s derivatives trades. Interest may be earned on balances held by the brokers and interest may be charged on debit balances. At September 30, 2022, cash due from the broker totaled $318,902.

Note 3 – Investment Advisory and Other Agreements

Pursuant to the advisory agreement between the Fund and the Adviser, the Fund pays the Adviser each month a management fee (the “Management Fee”) equal to one-twelfth of 0.75% of the aggregate NAV of outstanding Shares (borne by Class A and Class I Shares on a pro rata basis) determined as of the last business day of that month (before any repurchases of Shares). For the period from July 1, 2020 to December 31, 2020 the Adviser voluntarily agreed to implement a fee reduction of 10% on the Management Fee. Beginning September 1, 2022, the Adviser voluntarily waived the portion of the Management Fee that is payable by the Fund with respect to the Fund’s net assets held in cash. The voluntarily waived Management Fees are not subject to recoupment by the Adviser.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2022 (continued)

Note 3 – Investment Advisory and Other Agreements (continued)

Effective June 30, 2020, the Fund’s expense limitation agreement with the Adviser that limited the Fund’s annualized ordinary fund-wide operating expenses to 2.00% expired by its terms. Prior to July 1, 2020, the Fund was party to an expense limitation agreement with the Adviser dated as of July 1, 2019 that limited the Fund’s annualized ordinary fund-wide operating expenses to 2.00% through June 30, 2020 (the “Expense Limitation Agreement”). Class I Shares have no class-specific expenses. Members holding Class A Shares will pay (in addition to ordinary fund-wide operating expenses) an additional annualized amount of up to 0.75% (the “Investor Distribution and Servicing Fee”). Ordinary fund-wide operating expenses exclude the Fund’s borrowing and other investment-related costs, Investment Fund and Investment Manager fees and expenses, taxes, litigation and indemnification expenses, judgments, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and the Investor Distribution and Servicing Fee charged to Class A Members. Ordinary fund-wide operating expenses include, for the avoidance of doubt, the Management Fee and the Fund’s start-up, offering and organizational expenses. In addition, prior to July 1, 2020, the Adviser was permitted to recover from the Fund expenses it had borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the Fund’s ordinary fund-wide operating expenses (exclusive of the Investor Distribution and Servicing Fee charged to Class A Members) fell below the annualized rate of 2.00% per year. The Fund, however, was not obligated to pay any such amount more than three years after the Adviser deferred a fee or reimbursed an expense. Any such recovery by the Adviser would not cause the Fund to exceed the annual limitation rate set forth above. As of September 30, 2022, there was no amount subject to recoupment within three years after the end of the fiscal year in which the Adviser reimbursed the expenses. As of September 30, 2022, there were no expenses reimbursable to the Adviser.

Effective July 1, 2019, under the terms of the wholesaling and placement agent agreement between the Fund and UMB Distribution Services, LLC (the “Placement Agent”) (the “Wholesaling and Placement Agent Agreement”), the Placement Agent is authorized to retain brokers, dealers and certain financial advisors for distribution services and to provide ongoing investor services and account maintenance services to Members purchasing Shares that are their customers (“Investor Service Providers”). These services include, but are not limited to, handling Member inquiries regarding the Fund (e.g. responding to questions concerning investments in the Fund, capital account balances, and reports and tax information provided by the Fund); assisting in the enhancement of relations and communications between Members and the Fund; assisting in the establishment and maintenance of Member accounts with the Fund; assisting in the maintenance of Fund records containing Member information; and providing such other information and Member liaison services as the Fund or the Placement Agent may reasonably request.

Under the Wholesaling and Placement Agent Agreement, the Fund will pay a quarterly Investor and Distribution Servicing Fee out of Class A Share net assets at the annual rate of 0.75% of the aggregate NAV of Class A Shares that have been outstanding for more than twelve (12) months, determined and accrued as of the last day of each calendar month (before any repurchases of Class A Shares) and paid quarterly. The Investor Distribution and Servicing Fee is charged on an aggregate class-wide basis, and investors in Class A Shares will be subject to the Investor Distribution and Servicing Fee regardless of how long they have held their Class A Shares. The Investor Distribution and Servicing Fee is paid to the Placement Agent to reimburse it for payments made to Investor Service Providers and for the Placement Agent’s ongoing investor servicing. The Placement Agent may pay all or a portion of the Investor Distribution and Servicing Fee it receives to other Investor Service Providers, acting as sub-placement agents, which may include affiliates of the Adviser. Each Investor Service Provider is paid based on the aggregate NAV of outstanding Class A Shares held by Members that receive services from such Investor Service Provider that have been outstanding for more than twelve (12) months. Pursuant to the conditions of an exemptive order issued by the SEC, the Investor Distribution and Servicing Fee is paid pursuant to a plan adopted by the Fund in compliance with Rule 12b-1 under the 1940 Act with respect to Class A Shares.

Class I Shares are not subject to the Investor Distribution and Servicing Fee.

Under the terms of the Wholesaling and Placement Agent Agreement, the Placement Agent’s sub-agents are entitled to receive a placement fee based on the net amount of Class A Shares purchased by a Member (the “Class A Share Placement Fee”). In determining the applicable Class A Share Placement Fee at the time of investment in Class A Shares, the amount of a Member’s investment in Class A Shares (whether initial or additional) will be aggregated with the value of (i) the Member’s investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser, including the Fund and (ii) investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser, including the Fund, held by the Member’s “Immediate Family Members” (as defined in the Fund’s subscription agreement). The Member must indicate in the subscription agreement who such “Immediate Family Members” are and the amounts of their investments.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2022 (continued)

Note 3 – Investment Advisory and Other Agreements (continued)

The Class A Share Placement Fee shall be deducted from the initial or additional subscriptions provided by the Member and, subject to certain exceptions and waivers listed in the Fund’s Private Placement Memorandum, is as follows:

Current Value of Class A Shares	Placement Fee
Less than $500,000	2.00%
$500,000 to less than $1,000,000	1.00%
$1,000,000 or more	0.50%

For the six months ended September 30, 2022, Class A Share Placement Fees paid to sub-agents of the Placement Agent by Members upon subscription into the Fund were $0.

In addition, the Placement Agent (or one of its affiliates) may, from its own resources, make payments to brokers, dealers and Investor Service Providers for the provision of sales training, product education and access to sales staff, the support and conduct of due diligence, balance maintenance, the provision of information and support services to clients, inclusion on preferred provider lists and the provision of other services with respect to Shares.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for administrative and custodian services for the six months ended September 30, 2022, are reported on the Statement of Operations.

A Manager and officer of the Fund are employees of UMBFS. The Fund does not compensate Managers and officers affiliated with the Fund’s administrator. For the six months ended September 30, 2022, the Fund’s allocated fees incurred for Managers who are not affiliated with the Fund’s administrator are reported on the Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2022 are reported on the Statement of Operations.

Note 4 – Capital Stock

The Fund has two separate classes of Shares outstanding, Class A Shares and Class I Shares.

Effective March 10, 2022, the Fund discontinued accepting initial and additional subscriptions of Shares. Prior to March 10, 2022, the Fund accepted initial and additional subscriptions for Shares on subscription dates, which occurred only once each month, effective as of the beginning of the first calendar day of the month at the relevant NAV per Share of the Fund as of the end of the last calendar day of the prior month. All Class A Share subscriptions accepted into the Fund were received net of Class A Share Placement Fees. The Fund’s subscription dollar and Share amounts for the six months ended September 30, 2022 and fiscal year ended March 31, 2022, are reported on the Statement of Changes in Net Assets.

Effective March 10, 2022, the Fund ceased making tender offers for the repurchase of Shares. Prior to March 10, 2022, the Fund, from time to time, offered to repurchase Shares pursuant to written tenders by Members, in order to provide a limited degree of liquidity to Members. Repurchases were made at such times, in such amounts and on such terms as determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board considered a variety of operational, business and economic factors. Prior to March 10, 2022, the Adviser recommended that the Board authorize the Fund to offer to repurchase Shares from Members quarterly, with March 31, June 30, September 30 and December 31 valuation dates (each, a “Valuation Date”) (or, if any such date is not a business day, on the last business day of such calendar quarter).

If the interval between the date of purchase of Shares and the Valuation Date with respect to the repurchase of such Shares was less than 180 days, then such repurchase was subject to a 2% early withdrawal fee payable to the Fund. In determining whether the repurchase of Shares was subject to an early withdrawal fee, the Fund repurchased those Shares held the longest first. For Members from whom the Fund accepted for repurchase all of their Shares, the Fund sought to pay 95% of the estimated unaudited net asset value of the Shares repurchased determined as of the applicable Valuation Date, less any early withdrawal charge relating to such Shares. Initial payments in connection with tenders generally were made as of the later of (1) the 45th day after the Valuation Date, or (2) in the sole discretion of the Adviser, if the Fund had requested withdrawals of its investment from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Fund

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2022 (continued)

Note 4 – Capital Stock (continued)

had received at least 95% of the aggregate amount so requested to be withdrawn by the Fund from any Investment Funds. The Fund is permitted to establish an escrow to hold funds or otherwise earmark funds (including investments) reasonably determined by the Board to be needed to make both the initial payment and, if the initial payment was less than 100% of the estimated unaudited NAV, the balance of the repurchase price. The Fund paid the balance, if any, of the repurchase price based on the audited financial statements of the Fund for the fiscal year in which such repurchase was effective. This amount was subject to adjustment upon completion of the annual audit of the Fund’s financial statements for the fiscal year in which the repurchase was effected. Final adjustments of payments in connection with the repurchased Shares generally were made within approximately 45 days after the completion of the annual audit of the Fund. The amount held in escrow can be found on the Statement of Assets and Liabilities labeled “Cash held in escrow for shares tendered.”

Note 5 – Federal Income Taxes

At September 30, 2022, the federal tax cost of investment securities and unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(3,010,136)
Net unrealized depreciation	(3,010,036)
Cost of investments	$23,451,388

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 6 – Investment Transactions

For the six months ended September 30, 2022, purchases and sales of investments, excluding short-term investments, written and purchased options, and credit default swaps were $131 and $34,814,208, respectively.

Note 7 – Investments in Investment Funds

The Adviser monitors the performance of Investment Funds. Such monitoring procedures include, but are not limited to, monitoring market movements and the Investment Funds’ portfolio investments, comparing performance to industry benchmarks, in depth conference calls and site visits with Investment Managers.

Complete information about the underlying investments held by certain of the Investment Funds is not readily available, so it is unknown whether the Fund, through its aggregate investment in Investment Funds, holds any single investment whereby the Fund’s proportionate share exceeds 5% of the Fund’s net assets as of September 30, 2022.

The following table summarizes the Fund’s investments in the Investment Funds during the six months ended September 30, 2022, none of which were related parties. The Fund indirectly bears fees and expenses as an investor in the Investment Funds. Each investor of each Investment Fund will pay the Investment Manager of the Investment Fund a management fee. The fee rate varies and ranges from 0.0% to 2.50% per annum of the NAV of that Investment Fund. Additionally, the Investment Manager of each Investment Fund will generally receive an incentive fee/allocation from each investor ranging from 0% to 25% of any net new appreciation of that Investment Fund as of the end of each performance period for which an incentive fee/allocation is calculated.

Investments in Investment Funds	% of Fund’s Total Investment Funds’ Fair Value	Fair Value	Net Change in Unrealized Appreciation/ Depreciation	Realized Gain/ Loss	Redemptions Permitted*	Primary Geographic Location
Redwood Domestic Fund, L.P.	33.87%	$6,321,980	$(853,311)	$—	Biennial	Cayman Islands
Antara Capital Offshore Fund Ltd	22.10%	4,125,278	(626,769)	—	Quarterly	Cayman Islands

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2022 (continued)

Note 7 – Investments in Investment Funds (continued)

Investments in Investment Funds	% of Fund’s Total Investment Funds’ Fair Value	Fair Value	Net Change in Unrealized Appreciation/ Depreciation	Realized Gain/ Loss	Redemptions Permitted*	Primary Geographic Location
TAL China Focus US Fund	13.66%	$2,551,131	$(149,175)	$—	Quarterly	Cayman Islands
Redwood Offshore Fund, Ltd	10.96%	2,045,381	(765,605)	373,875	Biennial	Cayman Islands
Serengeti Lycaon Overseas, Ltd	7.05%	1,317,122	(100,621)	14,998	Not Permitted	Cayman Islands
Pelham Long/Short Small Cap Fund, Ltd	4.73%	883,382	(510,002)	(351,485)	Quarterly	Bermuda
Perella Weinberg Partners Asset Based Value Offshore Fund, LP	3.86%	720,867	(60,546)	—	In Liquidation	Cayman Islands
East Lodge Capital Credit Opportunities Fund, Ltd	1.77%	330,717	17,031	—	Not Permitted	Cayman Islands
East Lodge Capital Credit Opportunities Fund L.P.	1.09%	204,237	129,607	(301,840)	Not Permitted	United States
VPC Offshore Unleveraged Private Debt Fund Feeder, LP	0.47%	86,873	(12,502)	—	Not Permitted	Cayman Islands
SGOF Liquidating Feeder Ltd	0.22%	41,359	(12,762)	14,092	In Liquidation	Cayman Islands
Centerbridge Credit Partners Offshore, Ltd	0.13%	24,657	691	(1,315)	In Liquidation	Cayman Islands
Luxor Capital Partners Offshore Liquidating SPV, Ltd.	0.09%	16,375	(3,138)	—	In Liquidation	Cayman Islands
Cadian Offshore Fund Ltd.	0.00%	—	(1,359,133)	1,172,104	Quarterly	Cayman Islands
D.E. Shaw Composite International Fund	0.00%	—	(8,712,485)	9,440,616	Quarterly	Cayman Islands
D.E. Shaw Oculus International Fund	0.00%	—	(4,636,900)	5,069,274	Quarterly	Cayman Islands
Pelham Long/Short Fund LP	0.00%	—	235,392	(554,363)	Monthly	United States
SRS Partners, Ltd	0.00%	—	(1,592,844)	870,838	Quarterly	United states
Steamboat Capital Partners Offshore Fund, Ltd	0.00%	—	(67,238)	(33,745)	Quarterly	Cayman Islands
Tal China Focus Fund	0.00%	—	(458,245)	397,155	Quarterly	Cayman Islands
Total Investments in Investment Funds	100.0%	$18,669,359	$(19,538,555)	$16,110,204

*

Subject to the terms of the offering memorandums of the Investment Funds. Different tranches may have different liquidity terms and may be subject to investor level gates. Redemption notice periods for the Investment Funds range from 14 to 90 days.

While redemptions are permitted per the terms of the offering memorandums of the Investment Funds, such redemptions may be deferred or suspended at any time upon the election of the Investment Manager of such Investment Fund. Moreover, certain Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund’s ability to make withdrawals from those Investment Funds. No such amendments were put in place during the six months ended September 30, 2022. The Fund had unfunded capital commitments of $3,282,714 as of September 30, 2022.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2022 (continued)

Note 7 – Investments in Investment Funds (continued)

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of September 30, 2022:

Asset-Backed Securities strategies are those in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a fixed income instrument backed by physical collateral or other financial obligations (loans, credit cards) other than those of a specific corporation. Strategies employ an investment process designed to isolate attractive opportunities between a variety of fixed income instruments specifically securitized by collateral commitments which frequently include loans, pools and portfolios of loans, receivables, real estate, machinery or other tangible financial commitments. Investment thesis may be predicated on an attractive spread given the nature and quality of the collateral, the liquidity characteristics of the underlying instruments and on issuance and trends in collateralized fixed income instruments, broadly speaking.

Equity Special Situations strategies generally employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst-oriented situation. These involve both announced transactions as well as situations which pre-, post-date or situations in which no formal announcement is expected to occur. Strategies employ an investment process focusing broadly on a wide spectrum of corporate life cycle investing, including but not limited to distressed, bankruptcy and post-bankruptcy security issuance, announced acquisitions and corporate division spin-offs, asset sales and other security issuance impacting an individual capital structure focusing primarily on situations identified via fundamental research which are likely to result in a corporate transaction or other realization of shareholder value through the occurrence of some identifiable catalyst. Strategies effectively employ primarily equity but also corporate debt exposure, and in general tend to focus more broadly on post-bankruptcy equity exposure and exit of restructuring proceedings.

Event Driven/Distressed strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company’s financial structure or operating strategy. Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize. In addition, accurately forecasting the timing of an event is an important element impacting the realized return. The use of leverage varies considerably.

Long/Short Equity strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued. Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities Investment Managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short). Investment Managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions. Investment Managers in this strategy usually employ a low to moderate degree of leverage.

Note 8 – Fair Value Measurements and Disclosure

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●

Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●

Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Investments in mutual funds and ETFs, and investments in equity securities are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third-party pricing source as of the measurement date.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2022 (continued)

Note 8 – Fair Value Measurements and Disclosure (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s investments and other financial instruments as of September 30, 2022 is as follows:

Description	Total Fair Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Investments in Securities
Equity	$539,280	$539,280	$—	$—
Collateralized Loan Obligations	1,232,713	—	1,232,713	—
Investment Funds (1)	18,669,359	—	—	—
Total Assets	$20,441,352	$539,280	$1,232,713	$—

(1)

Investment Funds that are measured at fair value using NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy, based on the guidance in FASB ASC 820. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no Level 3 securities held during the year nor any transfers into or out of Level 3 of the fair value hierarchy.

Note 9 – Derivative and Hedging Disclosure

The Fund has adopted the disclosure provisions of FASB ASC 815, Derivatives and Hedging. Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts and credit default swaps and used written options during the six months ended September 30, 2022.

The effects of derivative instruments on the Statement of Operations for the six months ended September 30, 2022 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Futures Contracts	Swap Contracts	Total
Equity price risk	$369,502	$(188,081)	$—	$—	$181,421
Credit risk	—	—	—	(117,811)	(117,811)
Total	$369,502	$(188,081)	$—	$(117,811)	$63,610

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Futures Contracts	Swap Contracts	Total
Equity price risk	$39,384	$(15,920)	$—	$—	$23,464
Credit Risk	—	—	—	113,918	113,918
Total	$39,384	$(15,920)	$—	$113,918	$137,382

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2022 (continued)

Note 9 – Derivative and Hedging Disclosure (continued)

The number of contracts is included on the Schedule of Investments. The quarterly average notional value of derivative instruments as of September 30, 2022 are as follows:

Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$1,120,000
Options Contracts - Written	Average Notional Value	(2,320,000)
Swap Contracts – Long	Average Notional Value	938,300

Note 10 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred. However, based on the Adviser’s experience, the Fund believes the risk of loss from these arrangements to be remote.

Note 11 – Risk Factors

An investment in the Fund involves various risks. The Fund allocates assets to Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.

The Fund may invest in CLOs that directly or indirectly represent a participation in, or are secured by and payable from asset pools. The collateralized loan obligation held by the Fund is an interest in pools of corporate loans. This security provides a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. Credit risk on the CLOs reflects the risk that the borrowers on the underlying loans may not be able to make timely payments on the loans or may even default on the loans. The Fund is also exposed to the risk that the debt issuers may fail to fulfill their obligations to the Fund with respect to the CLOs. No such losses have been incurred.

No guarantee or representation is made that the investment program will be successful.

The global outbreak of coronavirus (COVID-19) has disrupted economic markets and the prolonged economic impact of the disease is uncertain. Although vaccines for COVID-19 are available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2022 (continued)

Note 12 – Line of Credit Arrangement

The Fund maintains a committed, secured line of credit (the “Facility”) with Royal Bank of Canada (“RBC”). The Facility has the following terms: (a) interest rate of applicable SOFR rate plus 1.40% per annum, (b) a commitment fee of 0.80% per annum, (c) a commitment amount of $5,000,000 and (d) termination date of December 7, 2022. The commitment amount of the Facility was reduced from $15,000,000 to $5,000,000 during the six months ended September 30, 2022. The average interest rate, average daily loan balance, maximum outstanding and amount recorded as interest expense for the six months ended September 30, 2022 were 1.86%, $475,410, $3,000,000 and $4,489, respectively. The Fund had outstanding borrowings for 29 days during the six months ended September 30, 2022. At September 30, 2022, the balance was $0. There was $0 interest payable to RBC as of September 30, 2022.

For the six months ended September 30, 2022, commitment fees of $36,712 were expensed and are included in the accompanying Statement of Operations.

The Fund is required to meet certain financial covenants, such as limiting the amount of debt to the lesser of (a) the committed amount and (b) an amount equal to the product of 35% multiplied by the value of the collateral as defined in the line of credit agreement. The Fund met all financial covenants as of and during the six months ended September 30, 2022.

Note 13 – Recent Accounting Pronouncements

In March 2020, the FASB issued ASU No. 2020-04, “Reference Rate Reform (Topic 848),” which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 is effective for all entities as of March 12, 2020 through December 31, 2022. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. The Fund is currently evaluating the impact of adopting ASU 2020-04 within its financial statements.

Note 14 – Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events, which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements and determined that the following warranted disclosure in the Fund’s financial statements:

The Fund will not extend the Facility beyond the Facility’s current termination date of December 7, 2022.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Corbin Multi-Strategy Fund, LLC

Supplemental Information (Unaudited)

September 30, 2022

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (844) 626-7246 or on the SEC’s website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (844) 626-7246 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORTs are available on the SEC’s website at www.sec.gov or by calling the Fund at 1 (888) 449-4909.

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UMB Distribution Services, LLC, Distributor

P.O. Box 2175
Milwaukee, WI 53201-1811
1-844-626-7246

ITEM 1.(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable to semi-annual reports.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Corbin Multi-Strategy Fund, LLC

By (Signature and Title)*	/s/ Daniel Friedman
Daniel Friedman, Vice President

Date	December 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel Friedman
Daniel Friedman, Vice President

Date	December 7, 2022

By (Signature and Title)*	/s/ Steve Carlino
Steve Carlino, Treasurer
(Principal Financial Officer)

Date	December 7, 2022

*	Print the name and title of each signing officer under his or her signature.